Related Parties - Disclosure of Transactions Between Related Parties (Details) - NZD ($)	Jan. 31, 2019	Jan. 31, 2018	Jan. 31, 2017
Cullen Invenstment Limited [Member]
Disclosure of transactions between related parties [line items]
Loans from related parties, Opening balance	$ 11,535,622	$ 13,051,321	$ 9,613,014
Loans from related parties, Closing balance		11,535,677	$ 13,051,321
Whitespace Atelier Limited [Member]
Disclosure of transactions between related parties [line items]
Loans from related parties, Opening balance	272,665	281,714
Loans from related parties, Closing balance		281,714
FOH Online Inc. [Member]
Disclosure of transactions between related parties [line items]
Loans from related parties, Opening balance	3,518,009
Loans from related parties, Closing balance		3,518,009
SBL Holdings [Member]
Disclosure of transactions between related parties [line items]
Loans to related parties, Opening balance
Loans to related parties, Closing balance	(1,448,646)
Naked Inc. [Member]
Disclosure of transactions between related parties [line items]
Loans to related parties, Opening balance	(1,368,577)
Loans to related parties, Closing balance		$ (1,368,577)
EJ Watson [Member]
Disclosure of transactions between related parties [line items]
Loans to related parties, Opening balance
Loans to related parties, Closing balance	$ (2,289,212)